CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2025
CONSOLIDATED FINANCIAL STATEMENTS
Schedule of significant consolidated subsidiaries

		Equity Interests
Consolidated company	Country	Total capital (*)
		2025	2024	2023
Gerdau GTL Spain S.L.	Spain	100.00	100.00	100.00
Gerdau Internacional Empreendimentos Ltda. - Grupo Gerdau	Brazil	100.00	100.00	100.00
Gerdau Ameristeel Corporation and subsidiaries (1)	USA/Canada	100.00	100.00	100.00
Gerdau Açominas S.A. and subsidiary(2)	Brazil	99.89	99.86	99.86
Gerdau Aços Longos S.A. and subsidiaries (3)	Brazil	99.84	99.83	99.83
Gerdau Steel Inc.	Canada	100.00	100.00	100.00
Paraopeba - Fixed-income investment fund (4)	Brazil	77.83	84.49	75.36
Gerdau Hungria Holdings Limited Liability Company	Hungary	100.00	100.00	100.00
GTL Equity Investments Corp.	British Virgin Islands	100.00	100.00	100.00
Empresa Siderúrgica del Perú S.A.A. - Siderperú	Peru	90.03	90.03	90.03
Gerdau GTL México, S.A. de C.V.	Mexico	100.00	100.00	100.00
Seiva S.A. - Florestas e Indústrias	Brazil	97.73	97.73	97.73
Gerdau Laisa S.A.	Uruguai	100.00	100.00	100.00
Sipar Gerdau Inversiones S.A.	Argentina	99.99	99.99	99.99
Sipar Aceros S.A. and subsidiary (5)	Argentina	99.98	99.98	99.98
Gerdau Trade Inc.	British Virgin Islands	100.00	100.00	100.00
Gerdau Next S.A. and subsidiaries (6)	Brazil	100.00	100.00	100.00

(*)The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly in the subsidiary.

(1)Subsidiaries: Gerdau Ameristeel US Inc., GUSAP III LLP, GNA Financing Inc., Gerdau Macsteel Inc. and Chaparral Steel Company and Gerdau Steel North America Two Corporation.
(2)Subsidiary: Gerdau Açominas Overseas Ltd.
(3)Subsidiaries: SPEs Barro Alto Solar Park (SPE Barro Alto V, SPE Barro Alto VI and SPE Barro Alto VII), Paranatinga Energia S.A., Comercial Gerdau Aços Planos Ltda., Sul Renováveis Participações S.A. and Rio do Sangue Energia S.A..
(4)Fixed-income investment fund managed by Santander Bank. The participation shown refers to the balances applied by the Company in relation to the total fund each year.
(5)Subsidiary: Siderco S.A.
(6)Subsidiaries: G2L Logística S.A., G2base Fundações e Contenções Ltda, G2 Adições Minerais e Químicas Ltda. and Circulabi S.A.

Schedule of interests in joint ventures

		Equity Interests
Joint ventures	Country	Total capital (*)
		2025	2024	2023
Bradley Steel Processors (Note 3.4)	Canada	—	50.00	50.00
MRM Guide Rail	Canada	50.00	50.00	50.00
Gerdau Corsa S.A.P.I. de CV	Mexico	75.00	75.00	75.00
Gerdau Summit Aços Fundidos e Forjados S.A. (Note 3.4)	Brazil	—	58.73	58.73
Juntos Somos Mais Fidelização S.A.	Brazil	27.48	27.47	27.16
Addiante S.A.	Brazil	50.00	50.00	50.00
Brasil ao Cubo S.A.	Brazil	44.66	44.66	44.66
MRS Logística S.A.	Brazil	1.32	1.32	1.32
Ubiratã Tecnologia S.A.	Brazil	—	—	50.00
Gerdau Metaldom Corp. (Note 3.4)	Dominican Rep.	—	—	50.00
Diaco S.A. (Note 3.4)	Colombia	—	—	49.85

(*)  The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly held in the joint venture.

Schedule of summarized financial information of the joint ventures

	Joint ventures
Joint ventures	2025	2024	2023
Cash and cash equivalents	5,268,140	4,885,784	4,946,614
Total current assets	8,204,754	8,646,770	10,830,003
Total non-current assets	24,726,193	19,743,779	19,799,735
Short-term debt	1,363,974	947,126	1,387,985
Total current liabilities	4,760,141	5,063,501	7,153,365
Long-term debt	9,796,171	8,952,910	6,509,894
Total non-current liabilities	14,146,451	11,436,979	9,547,371
Net sales	13,125,426	13,996,168	20,054,786
Cost of sales	(8,715,528)	(9,659,890)	(12,364,560)
Income before financial income (expences) and taxes	3,283,628	3,404,073	4,516,140
Financial income	1,450,250	1,526,541	736,790
Financial expenses	(2,300,243)	(2,039,335)	(1,585,142)
Income and social contribution taxes	(774,075)	(870,477)	(827,060)
Net income	1,658,916	1,945,071	2,573,019
Depreciation and amortization	(1,693,717)	(1,314,812)	(1,241,155)
Total comprehensive income for the year, net of tax	1,658,916	1,945,071	2,580,649

Schedule of interests in associate companies

		Equity interests
Associate companies	Country	Total capital (*)
		2025	2024	2023
Dona Francisca Energética S.A.	Brazil	53.94	53.94	51.82
Newave Energia S.A.	Brazil	40.00	40.00	33.33

(*)  The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly.

Schedule of summarized financial information of the associate companies

	Associate companies
Associate companies	2025	2024	2023
Cash and cash equivalents	19,489	89,078	138,389
Total current assets	159,054	173,927	165,048
Total non-current assets	1,330,910	1,064,426	424,053
Total current liabilities	156,974	54,664	122,308
Total non-current liabilities	131,565	53,305	7,965
Net sales	743,021	231,495	80,312
Cost of sales	(724,339)	(136,254)	(41,022)
Income before financial income (expences) and taxes	(14,439)	50,805	(15,033)
Financial income	14,097	2,685	33,528
Financial expenses	(98,037)	(2,619)	(4,793)
Income and social contribution taxes	21,868	(16,617)	(2,557)
Net income	(76,512)	34,254	9,134
Depreciation and amortization	(54,803)	(16,165)	(10,329)
Total comprehensive income for the year, net of tax	(76,512)	34,254	9,134

Dales Recycling Partnership
CONSOLIDATED FINANCIAL STATEMENTS
Schedule of fair value of the assets and liabilities at the date of acquisition

		Acquisition’s
	Book Value	adjustments	Fair Value
Inventories	2,524	—	2,524
Property, plant and equipament, net	200,268	12,677	212,945
Assets	202,792	12,677	215,469
Goodwill	—	116,396	116,396
Total assets	202,792	129,073	331,865

Gerdau Summit Acos Fundidos e Forjados S.A.
CONSOLIDATED FINANCIAL STATEMENTS
Schedule of fair value of the assets and liabilities at the date of acquisition

		Acquisition’s
	Book Value	adjustments	Fair Value
Cash and cash equivalents	49,311	—	49,311
Short-term investiments	2,079	—	2,079
Trade accounts receivable - net	108,989	—	108,989
Inventories	195,266	—	195,266
Other current assets	34,317	—	34,317
Property, plant and equipament, net	323,038	30,743	353,781
Other non-current assets	72,910	—	72,910
Current liabilities	(275,028)	—	(275,028)
Non-current liabilities	(36,943)	—	(36,943)
Assets (Liabilities)	473,939	30,743	504,682
Negative Goodwill (Bargain Purchase)	—	(37,706)	(37,706)
Deferred income taxes	—	12,820	12,820
Assets (Liabilities), net	473,939	5,857	479,796

Rio do Sangue Energia S.A.
CONSOLIDATED FINANCIAL STATEMENTS
Schedule of fair value of the assets and liabilities at the date of acquisition

		Acquisition’s
	Book Value	adjustments	Fair Value
Current assets	1,205	—	1,205
Property, plant and equipament, net	32,112	—	32,112
Other intangibles	1,949	210,209	212,158
Other non-current assets	400	—	400
Current liabilities	(1,244)	—	(1,244)
Non-current liabilities	(83)	—	(83)
Assets (Liabilities), net	34,339	210,209	244,548

Purchase price			244,548

Paranatinga Energia S.A.
CONSOLIDATED FINANCIAL STATEMENTS
Schedule of fair value of the assets and liabilities at the date of acquisition

		Acquisition’s
	Book Value	adjustments	Fair Value
Cash and cash equivalents	32,805	—	32,805
Other current assets	3,318	—	3,318
Property, plant and equipament, net	59,818	—	59,818
Other intangibles	7,322	129,069	136,391
Other non-current assets	159	—	159
Current liabilities	(2,318)	—	(2,318)
Non-current liabilities	(203)	—	(203)
Assets (Liabilities), net	100,901	129,069	229,970

Purchase price			229,970

Bradley Steel Processors Inc
CONSOLIDATED FINANCIAL STATEMENTS
Schedule of fair value of the assets and liabilities at the date of acquisition

		Acquisition’s
	Book Value	adjustments	Fair Value
Current assets	10,944	—	10,944
Property, plant and equipament, net	2,316	10,498	12,814
Goodwill	—	11,024	11,024
Current liabilities	(3,284)	—	(3,284)
Non-current liabilities	(88)	—	(88)
Assets (Liabilities), net	9,888	21,522	31,410

Fair value of the existing shares			4,311

Purchase price			27,099